Debt due within one year - Schedule of Debt Due Within One Year (Details) $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	$ 990		$ 975
Total debt due within one year	$ 2,625		2,417
Notes payable | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2021	0.07%	0.07%
Loans secured by trade receivables | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2021	1.10%	1.10%
Long-term debt due within one year | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2021	4.01%	4.01%
Gross carrying amount | Notes payable
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 735		392
Gross carrying amount | Loans secured by trade receivables
Disclosure of detailed information about borrowings [line items]
Current borrowings	900		1,050
Gross carrying amount | Long-term debt due within one year
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	990		975
Gross carrying amount | Commercial paper
Disclosure of detailed information about borrowings [line items]
Current borrowings	711	$ 561	349	$ 274
Gross carrying amount | Finance leases
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	$ 864		$ 754